Note 23 - Subsequent Event (Details Textual) $ in Thousands, £ in Millions			12 Months Ended
	Feb. 21, 2020 USD ($)	Feb. 21, 2020 GBP (£)	Jan. 31, 2020 USD ($)	Jan. 31, 2019 USD ($)	Jan. 31, 2018 USD ($)
Payments to Acquire Businesses, Net of Cash Acquired, Total			$ 292,053	$ 67,932	$ 111,867
Subsequent Event [Member] | Peoplevox Limited [Member]
Payments to Acquire Businesses, Net of Cash Acquired, Total	$ 24,500	£ 18.9